Commitments and contingencies	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Commitments and contingencies

23.	Commitments and contingencies

Commitments:

In order to maintain its existing mining and exploration licenses, the Company is required to pay annual license fees. As at May 31, 2026 and August 31, 2025, these licenses remained in good standing and the Company is up to date on its license payments.

As at May 31, 2026, the Company had contractual commitments for capital expenditures of $2.4 million (August 31, 2025 - $2.2 million).

Contingencies:

On an ongoing basis, the Company is subject to various claims, tax audits and other legal disputes, the outcomes of which cannot be assessed with a high degree of certainty.